UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     48 Wall Street, 5th Floor
             NEW YORK, NEW YORK  10005

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PETER ZAYFERT
Title:      EXECUTIVE VICE PRESIDENT
Phone:      (212) 284-4800

Signature, Place, and Date of Signing:


/s/ PETER ZAYFERT
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       November 3, 2006
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       15

Form 13F Information Table Value Total:                       $32,872
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.           Form 13F File Number      Name

       1             28-10204                  FLETCHER INTERNATIONAL, LTD.

                           FORM 13F INFORMATION TABLE


                                                      Fair       Shares                                        Voting Authority
                                                      Market       or                                        -------------------
                              Title of      CUSIP     Value     Principal  SH/   Put/  Investment   Other     (A)    (B)     (C)
      Name of Issuer           Class       Number    (x$1,000)   Amount    PRN   Call  Discretion  Managers  Sole   Shared  None
      --------------        ----------     ------    ---------   ------    ---   ----  ----------  --------  ----   ------  ----

Allied Waste Industries,     COM PAR       019589308        82       7,300  SH           Defined      1        X
  Inc.                       $.01NEW
Casella Waste Systems, Inc.  CL A          147448104        74       7,200  SH           Defined      1        X
Devry, Inc.                  COM           251893103       130       6,100  SH           Defined      1        X
Ishares Lehman Agg Bond      LEHMAN AGG    464287226        88         876  SH           Defined               X
  Fund                       BND
ITT Educational Services,
  Inc.                       COM           45068B109       146       2,200  SH           Defined      1        X
Oceaneering International,
  Inc.                       COM           675232102       222       7,200  SH           Defined      1        X
Oil Service HOLDRS Trust     DEPOSTRY      678002106    28,791     221,760  SH           Defined      1        X
                             RCPT
Oil States International,
  Inc.                       COM           678026105       187       6,800  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103     1,830      13,700  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103        61         459  SH           Defined               X
Superior Energy Services,
  Inc.                       COM           868157108       276      10,500  SH           Defined      1        X
Tetra Tech, Inc.             COM           88162G103        70       4,000  SH           Defined      1        X
TRC Companies, Inc.          COM           872625108       518      60,803  SH           Defined      1        X
Waste Connections, Inc.      COM           941053100       148       3,900  SH           Defined      1        X
W-H Energy Services, Inc.    COM           92925E108       249       6,000  SH           Defined      1        X
